Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accrued Expenses

The components of accrued expenses for each of the reporting periods is shown in the table below (in millions):

	December 31,
	2012	2011
Other accrued expenses	$65.3	$72.5
Employee-related accruals	58.9	75.0
Accrued interest	22.6	38.4
Income taxes payable	10.3	20.5
Non-income taxes payable	20.9	19.9
Interest rate swap arrangements	—	12.3
Deferred income taxes	8.5	8.0
Cost reduction-related accruals	15.6	6.0

	$202.1	$252.6